Financial Instruments - Location of Gain/(Loss) Recognized (Table) (Details) (USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments designated as hedging instruments
Total loss on derivatives	$ 0	$ (651,896)	$ 0
Other comprehensive loss
Derivative Instruments designated as hedging instruments
Interest rate swaps - Fair value		$ (651,896)	$ 0